CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2012	$ 2,025,204	$ 10,950	$ 4,255,550	$ (2,311,246)	$ 26,015	$ 1,981,269	$ 43,935
Balance (in shares) at Dec. 31, 2012		10,950,000
Stock based compensation	25,841	$ 0	25,841	0	0	25,841	0
Change of ownership in CWN china	0	0	(24,363)	0	0	(24,363)	24,363
Components of comprehensive income (loss):
Unrealized gain or loss on Available-for-sale securities	(16,284)	0	0	0	(16,284)	(16,284)	0
Foreign currency translation adjustment	(28,036)	0	0	0	(29,252)	(29,252)	1,216
Net income (loss) for the year	(521,394)	0	0	(490,238)	0	(490,238)	(31,156)
Balance at Dec. 31, 2013	1,485,331	$ 10,950	4,257,028	(2,801,484)	(19,521)	1,446,973	38,358
Balance (in shares) at Dec. 31, 2013		10,950,000
Stock based compensation	(74,955)	$ 0	(74,955)	0	0	(74,955)	0
Change of ownership in CWN china	0	0	0	0	0	0	0
Components of comprehensive income (loss):
Unrealized gain or loss on Available-for-sale securities	0	0	0	0	0	0	0
Foreign currency translation adjustment	19,521	0	0	0	19,521	19,521	0
Deconsolidation of non-controlling interest	(38,358)	0	0	0	0	0	(38,358)
Net income (loss) for the year	(595,994)	0	0	(595,994)	0	(595,994)	0
Balance at Dec. 31, 2014	$ 795,545	$ 10,950	$ 4,182,073	$ (3,397,478)	$ 0	$ 795,545	$ 0
Balance (in shares) at Dec. 31, 2014		10,950,000